Stockholders' Equity	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 11—Stockholders’ Equity

Immediately prior to the closing of the IPO, the Company had 2,576,484 shares of common stock issued and outstanding. As of September 30, 2020, the Company had 150,000,000 shares of common stock authorized, of which 147,494,175 and 2,505,825 are designated as voting and non-voting common stock, respectively, 41,162,392 shares of common stock issued, and 41,096,319 shares of common stock outstanding. Additionally, the Company had 10,000,000 shares of undesignated preferred stock authorized as of September 30, 2020, none of which were issued or outstanding.

Common Stock Reserved for Future Issuances

As of September 30, 2020, the Company had reserved common stock for the exercise of stock options and restricted stock units issued under the 2019 Stock Incentive Plan and the 2020 Stock Option and Incentive Plan and for the future issuance under the 2020 Stock Option and Incentive Plan and 2020 Employee Stock Purchase Plan as follows:

Stock Reserved
For exercise of stock options under the 2019 Stock Incentive Plan	4,089,929
For exercise of stock options under the 2020 Stock Option and Incentive Plan	857,177
For restricted stock units granted under the 2020 Stock Option and Incentive Plan	18,200
For future issuance under the 2020 Stock Option and Incentive Plan	2,630,487
For future issuance under the 2020 Employee Stock Purchase Plan	367,545

7,963,338